Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events:
The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.
a)
On February 3, 2017, the Company entered into an Equity Distribution Agreement with Maxim Group LLC, or "Maxim", as sales agent, under which the Company may offer and sell, from time to time through Maxim up to $20,000 of its common shares. The Company will determine, at its sole discretion, the timing and number of shares to be sold pursuant to the Equity Distribution Agreement along with any minimum price below which sales may not be made.  Maxim will make any sales pursuant to the Equity Distribution Agreement using its commercially reasonable efforts consistent with its normal trading and sales practices. Sales of common shares, if any, may be made by means of ordinary brokers' transactions on the Nasdaq Capital Market, in negotiated transactions or transactions that are deemed to be "at the market" offerings as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices. As of April 3, 2017, the Company has sold 2,019,675 of its common shares for aggregate net proceeds of $1,873 in connection with this public at-the-market offering. Maxim has received aggregate compensation for such sales of $66.

b)
On March 7, 2017, the Company and one of its vessel-owning subsidiaries entered into a supplemental and a settlement agreement with Natixis to the secured term loan facility dated December 2, 2015.  Under the terms of the supplemental agreement the secured term loan will now be repayable in four installments: $2,000 due April 28, 2017, $2,000 due June 30, 2017, $3,000 due September 29, 2017, and $32,412 due May 2, 2018.  In addition, the supplemental agreement waives the application of the minimum required security cover requirement and all the financial covenant requirements under the secured term loan facility until the termination date of the loan, which is May 2, 2018. Under the terms of the settlement agreement, the Company has an option, until September 29, 2017, to satisfy the full amount of the facility by making a prepayment of $28,000, which includes any payments made in connection with the first three installment payments.  Upon such prepayment, the facility will be deemed satisfied in full.

c)	Subsequent to year end the Company has entered into agreements with some of its senior lenders for the waiver and deferral of the application date of certain major financial covenants, as follows:
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The Company reached an agreement with Alpha Bank A.E. with respect to the loan facility dated November 4, 2015, to defer from January 1, 2018, to April 1, 2018, of the security requirement that the market value of M/V Squireship plus any additional security to the total facility outstanding shall not be less than 125%.

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The Company reached an agreement with HSH Nordbank AG with respect to the loan facility dated September 1, 2015, and related guarantee to (i) defer from October 1, 2017, to May 1, 2018, the security coverage requirement that the market value of M/V Geniuship and M/V Gloriuship plus any additional security to total facility outstanding and any Swap Exposure, as defined in the loan facility) not be less than 120%, (ii) defer from December 31, 2017, to June 30, 2018, the requirement that the Company, on a consolidated basis, maintains a percentage ratio of total liabilities (excluding any shareholders' convertible notes) to total assets (less any activated goodwill) that does not exceed 75% and (iii) defer from the quarter ending December 31, 2017, to the quarter ended June 30, 2018, of the requirement that the Company maintains a ratio of earnings before interest, taxes, depreciation and amortization ("EBITDA"), excluding any gains and losses on the disposal of subsidiaries or vessels and impairments on goodwill and vessels, to interest payments that is not less than 2:1.

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The Company reached an agreement with Unicredit Bank AG with respect to the loan facility dated September 11, 2015, to (i) defer from June 30, 2017, to May 1, 2018, the security coverage requirement that the market value of M/V Premiership, M/V Gladiatorship and M/V Guardianship plus any additional security to total facility outstanding and the cost, if any, of terminating any transactions entered into under the Hedging Agreement (as defined in the loan facility) shall not be less than 120%, (ii) defer from September 30, 2017, to June 30, 2018, the requirement that the Company maintain a leverage ratio (as defined in the loan facility) that does not exceed 75%, and (iii) defer from September 30, 2017, to June 30, 2018, the requirement that the Company maintain a ratio of EBITDA to net interest expense (as defined in the loan facility) that is not less than 2:1.

d)
On March 22, 2017, the Company extended the M/V Lordship’s present time charter contract with Oldendorff Carriers GMBH & CiE for a period of about eighteen to twenty-two months at an index-linked rate based on 5 T/C route Baltic Capesize Index. The new charter period is expected to commence in May 2017.

e)
On March 17, 2017, the Company deferred a $200 installment due under the convertible note issued to Jelco on March 2015 to the final maturity date. This was the third such installment that was deferred to the final maturity date under this Jelco note.

f)
On March 28, 2017, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, at a gross purchase price of $32,650. The vessel is expected to be delivered until the end of May 2017. A deposit of $3,265 was paid by cash in hand on March 30, 2017.

g)
On March 28, 2017, the Company entered into a $47,500 secured loan agreement with Jelco. Under the terms of this agreement, Jelco will make available this facility to the Company, in the event that the Company is not able to secure third party financing to partially fund the Natixis settlement agreement, as well as the balance purchase price of the 2012-built vessel that the Company agreed to purchase on March 28, 2017. Specifically, Jelco will make available an advance of up to $18,000 to partly refinance the Natixis settlement agreement and an advance of up to $29,500 to partly finance the new vessel acquisition. Each advance will be available up to the earlier of (i) May 2, 2018 and (ii) the date on which each advance is fully borrowed, cancelled or terminated. However, advances are subject to the satisfaction of certain customary conditions precedent as well as obtaining an independent third party fairness opinion for resetting the conversion price to be included in an amendment to the convertible promissory note dated September 7, 2015, issued by the Company to Jelco, and such conversion price to be amended to the lower of (i) the conversion price as defined in the note and (ii) a price determined by an independent third party that is determined to be fair to all the Company's shareholders. The facility bears interest at 3-month LIBOR plus a 7% margin. The loan is payable in one bullet payment and the repayment date is fourteen months from the final drawdown date. The facility will be secured by a first preferred mortgage of the M/V Championship and the new vessel that the Company agreed to acquire and a general assignment to cover earnings, insurances, charter parties and requisition compensation and technical and commercial managers' undertakings. The vessel owning subsidiaries that own the M/V Championship and the new vessel that the Company has agreed to acquire will provide a guarantee to Jelco for Seanergy's obligations under the facility.

h)
On March 28, 2017, the Company entered into the eighth amendment to the convertible note issued to Jelco in September 2015. According to the amendment, the applicable limit reduction of $3,100 due in September 2017 has been deferred to the note’s maturity date in September 2020.